Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost		₨ 7.7	$ 0.1	₨ 7.6	₨ 12.9
Interest cost		66.3	1.0	57.9	53.4
Expected return on plan assets		(18.6)	(0.3)	(23.6)	(26.1)
Actuarial (gains)/losses		1.7	0.0	16.7	17.7
Net pension cost	[1]	₨ 57.1	$ 0.8	₨ 58.6	₨ 57.9

[1]	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense -Administrative and other. The amendments have been applied retrospectively.